[redacted]

06066544

CONFIDENTIAL TREATMENT REQUESTED

RECEIVED
NOV 16 2006
OFFICE OF THE SECR...

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NON-PUBLIC

Form 13F

Form 13F COVER PAGE

13F CONP 12/12/06

CONFIDENTIAL TREATMENT EXPIRED

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Piper Jaffray Companies
Address: 800 Nicollet Mall, Suite 800
Minneapolis, MN 55402-7020

Form 13F File Number: 28-10776

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Greg Meyer
Title: Controller
Phone: 612-303-6000

PROCESSED
MAR 07 2007
THOMSON FINANCIAL

Signature, Place, and Date of Signing:

[signature]	Minneapolis, MN	11/14/06
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

CONFIDENTIAL TREATMENT REQUESTED

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: $ 2,502 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

CONFIDENTIAL TREATMENT REQUESTED

Form 13F Information Table

Column 1	Column 2	Column 3	Column 4	Column 5			Column 6	Column 7	Column 8		
NAME OF ISSUER	TITLE OF CLASS	CUSIP	Value (X$1000)	SHRS OR PRN AMT	SH/PRN	PUT/CALL	INVESTMENT DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
SANGAMO BIOSCIENCES INC	COM	800677106	2502	450000	SH		SOLE		450000	0	0

END